LEASES (Schedule of Maturities of Operating Lease Liabilities) (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Accounting Policies [Abstract]
2026	$ 282
2027	223
2028	61
2029	10
Total future lease payments	576
Less - imputed interest	(18)
Total lease liability balance	$ 558